Trade Receivables and Other Assets	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Trade Receivables and Other Assets
Note 5 - Trade Receivables and Other Assets
The Company's trade receivables and other assets are primarily related to royalty revenue receivable, deferred compensation and milestone payments, refundable taxes and VAT recoverable from government taxation authorities, recoveries of royalty generation costs from project partners, prepaid expenses and reclamation bonds.
As at December 31, 2023 and 2022, trade receivables and other assets were as follows:

		As at December 31,
	2023	2022
Royalty revenue receivable	$4,028	$1,034
Refundable taxes	1,093	1,017
Turkish VAT recoverable	-	3,567
Recoverable royalty generation expenditures and advances	894	911
Deferred compensation	11,572	12,216
Milestone payments receivable	-	4,000
Reclamation bonds	295	472
Prepaid expenses, deposits and other	1,068	879
Total receivables and other assets	18,950	24,096
Less: current portion	(7,743)	(11,574)
Non-current portion	$11,207	$12,522
Non-current trade receivables and other assets are comprised of VAT, the deferred payments from Aftermath Silver Ltd. ("Aftermath"), AbraSilver Resource Corp. ("AbraSilver") and Scout Discoveries Corp. ("Scout") expected to be collected after 12 months, and reclamation bonds held as security towards future royalty generation work and the related future potential cost of reclamation of the Company's land and unproven mineral interests.
Note 5 - Trade Receivables and Other Assets (continued)
The following table summarizes the changes in deferred compensation receivable during the years ended December 31, 2023 and 2022:

	Aftermath	Abrasilver	Scout	Total
Balance as at December 31, 2021	$6,412	$4,700	$-	$11,112
Gain on receivable modification	255	-	-	255
Interest accretion	696	553	-	1,249
Amount received	(400)	-	-	(400)
Balance as at December 31, 2022	6,963	5,253	-	12,216
Consideration for sale of Scout Drilling LLC	-	-	621	621
Loss on receivable modification	(2)	-	-	(2)
Interest accretion	581	617	89	1,287
Amount received	(2,500)	-	(50)	(2,550)
Balance as at December 31, 2023	5,042	5,870	660	11,572
Less: current portion	-	-	(640)	(640)
Non-current portion	$5,042	$5,870	$20	$10,932
On May 31, 2023, six months earlier than scheduled, the Company received $2,500 from Aftermath. On July 12, 2023, the Company entered into an agreement to amend the terms of the deferred payments with Aftermath. Under the terms of the amendment, the Company agreed to extend the due date of the next scheduled payment of $3,000 from November 30, 2024 to May 15, 2025.
On July 31, 2023, the Company completed the sale of its subsidiary Scout Drilling LLC, in conjunction with the sale of certain mineral properties, to Scout for the following consideration:
•Equity ownership in Scout totaling 19.9% with anti-dilution rights up to $5,000 in total capital raised.
•24 monthly payments of $10 commencing on August 1, 2023.
•Payment of $500 due on July 31, 2024.
•Payment of $1,000 less the amount paid in monthly payments due on July 31, 2025 for a total consideration of $1,500 for Scout Drilling LLC.
•Scout can purchase Scout Drilling LLC for a total of $1,100 if paid within the first year.
•Annual advanced royalty ("AARs") payment of $10 per mineral property, which escalates by $10 each year. The total amount of AARs, per mineral property, is capped at $75 per year.
As a result of the sale of Scout Drilling LLC, the Company has recognized a deferred compensation balance of $621.

As at December 31, 2023 the Company recognized a provision of $2,464 against the remaining VAT balance paid in connection with acquisition of the Gediktepe royalty.
As at December 31, 2023, the Company has no material reclamation obligations. Once reclamation of the properties is complete, the bonds will be returned to the Company.
The carrying amounts of the Company's trade receivables and other assets are predominantly denominated in US Dollars. There are no other currencies with which the carrying amounts are material.